Investments in associates and joint ventures - Additional information about associates and joint ventures (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of financial position
Current assets	$ 23,364,461	$ 27,030,612
Non-current assets	110,525,835	97,612,886
Total assets	133,890,296	124,643,498
Current liabilities	21,742,299	17,824,622
Non-current liabilities	53,916,369	49,711,096
Total liabilities	75,658,668	67,535,718
Equity	58,231,628	57,107,780	$ 48,215,699	$ 43,560,501
Other complementary information
Cash and cash equivalents	7,075,758	6,311,744	7,945,885	$ 8,410,467
Loans and borrowings	5,012,173	4,019,927
Non-current Loans and borrowings	33,226,966	34,042,718
Statement of profit or loss
Sales revenue	71,488,512	68,603,872	55,954,228
Costs	(44,972,360)	(41,184,379)	(36,908,325)
Administrative expenses and others	(5,488,994)	(4,961,079)	(2,874,048)
Financial (expenses) income	(1,670,494)	(2,010,375)	(2,495,731)
Income tax	4,718,413	8,258,485	5,800,268
Financial year results	15,005,155	12,355,390	7,969,394
Other comprehensive income -loss for the year, net of tax	(1,743,107)	1,037,450	(1,815,907)
Offshore International Group
Statement of financial position
Current assets	284,591	354,959
Non-current assets	1,481,680	1,523,549
Total assets	1,766,271	1,878,508
Current liabilities	310,561	221,606
Non-current liabilities	718,863	885,410
Total liabilities	1,029,424	1,107,016
Equity	736,847	771,492
Other complementary information
Cash and cash equivalents	48,752	96,592
Loans and borrowings	0	95,633
Non-current Loans and borrowings	0	137,708
Statement of profit or loss
Sales revenue	529,167	653,054	393,210
Costs	(690,484)	(585,192)	(508,461)
Administrative expenses and others	(64,115)	(353,010)	(103,340)
Financial (expenses) income	(31,288)	(21,227)	(20,264)
Income tax	208,473	(16,594)	60,575
Financial year results	(48,247)	(322,969)	(178,280)
Other comprehensive income -loss for the year, net of tax	0	0	0
Dividends paid to the Ecopetrol Business Group	0	0	0
Depreciation and amortization	226,654	243,601	232,953
Equion Energy Limited [Member]
Statement of financial position
Current assets	2,530,453	2,083,614
Non-current assets	95,384	484,336
Total assets	2,625,837	2,567,950
Current liabilities	315,002	550,933
Non-current liabilities	76,768	77,331
Total liabilities	391,770	628,264
Equity	2,234,067	1,939,686
Other complementary information
Cash and cash equivalents	188,820	185,762
Loans and borrowings	0	3,176
Non-current Loans and borrowings	0	0
Statement of profit or loss
Sales revenue	1,285,891	1,490,177	1,213,692
Costs	(671,179)	(755,656)	(793,999)
Administrative expenses and others	(624)	29,136	12,188
Financial (expenses) income	(3,660)	(3,659)	2,373
Income tax	(214,048)	(338,487)	(180,546)
Financial year results	396,380	421,511	253,708
Other comprehensive income -loss for the year, net of tax	1,102,757	1,095,090	913,728
Dividends paid to the Ecopetrol Business Group	0	0	217,075
Depreciation and amortization	$ 404,482	$ 511,615	$ 557,970